Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Restrictions on Cash and Cash Equivalents
	December 31,
	2020	2019

Cash and cash equivalents, as reported on the balance sheets	$4,319	$3,924
Restricted cash, as reported on the balance sheets	390	375
Restricted cash in other long-term assets, as reported on the balance sheets	199	199

Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$4,908	$4,498

Schedule of Property and equipment useful life
%

Computers, software and laboratory equipment	15 - 33
Furniture and office equipment	15
Leasehold improvements	Over the shorter of the term of the lease or its useful life